UST Acquisition (Schedule Of Fair Value Of Identifiable Assets And Liabilities In UST Acquisition) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Jan. 06, 2009
UST Acquisition [Abstract]
Cash and cash equivalents	$ 163
Inventories	796
Property, plant and equipment	688
Indefinite-lived trademarks	9,059
Definite-lived (20-year life)	60
Short-term borrowings	(205)
Current portion of long-term debt	(240)
Long-term debt	(900)
Deferred income taxes	(3,535)
Other assets and liabilities, net	(540)
Noncontrolling interests	(36)
Total identifiable net assets	5,310
Total purchase price	10,407	10,400
Goodwill	$ 5,097
Definite-lived intangible asset life, years	20